Main Events (Details) - Schedule of the final exchange ratio agreed after considering the adjustments	12 Months Ended
Jun. 30, 2022 shares
Final Exchange Ratio [Member]
Main Events (Details) - Schedule of the final exchange ratio agreed after considering the adjustments [Line Items]
Unrestricted shares	4,044,654
Shares with sale restriction	746,916
Total shares	4,791,570
Warrants	601,302
Adjustments for indemnifications [Member]
Main Events (Details) - Schedule of the final exchange ratio agreed after considering the adjustments [Line Items]
Unrestricted shares
Shares with sale restriction	(109,291)
Total shares	(109,291)
Warrants	(87,985)
Final Exchange Ratio adjusted by indemnifications [Member]
Main Events (Details) - Schedule of the final exchange ratio agreed after considering the adjustments [Line Items]
Unrestricted shares	4,044,654
Shares with sale restriction	637,625
Total shares	4,682,279
Warrants	513,317